Intangible assets, net	12 Months Ended
Dec. 31, 2012
Intangible assets, net
10.	Intangible assets, net

The following table summarizes the Group’s intangible assets:

	December 31,
	2011	2012
	RMB	RMB

Gross carrying amount
Software	1,601	4,235
Technology	—	9,962
Domain name	11,504	11,477

Total of gross carrying amount	13,105	25,674

Less: accumulated amortization
Software	(902)	(1,808)
Technology	—	(1,659)
Domain name	(1,389)	(2,176)

Total of accumulated amortization	(2,291)	(5,643)

Less: impairment
Software	—	(550)

Intangible assets, net	10,814	19,481

Amortization expense for the years ended December 31, 2010, 2011 and 2012 were RMB1,030, RMB1,211 and RMB3,369, respectively.

The estimated amortization expenses for each of the following five years are as follows:

	Domain name	Technology	Software
	RMB	RMB	RMB
2013	784	1,992	888
2014	784	1,992	569
2015	762	1,992	381
2016	754	1,992	38
2017	754	335	1

The weighted average amortization periods of intangible assets as of December 31, 2011 and 2012 are as below:

December 31,
	2011	2012
Domain name	15 years	15 years
Technology	—	5 years
Software	5 years	3 years